Earnings/(Loss) Per Common Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings/(Loss) Per Common Share [Abstract]
Basic and Diluted Earnings/(Loss) Per Common Share
Diluted earnings/(loss) per common share, if applicable, reflects the potential dilution that could occur if potentially dilutive instruments were exercised, resulting in the issuance of additional shares that would then share in the Company’s net income. For the purpose of calculating diluted earnings/(loss) per common share, the weighted average number of diluted shares outstanding includes (i) the conversion of outstanding Series A Preferred Shares (Note 11) calculated with the “if converted” method by using the average closing market price over the reporting periods and (ii) the incremental shares assumed to be issued, determined under the two-class method weighted for the periods the non-vested shares were outstanding, if the two-class method was more dilutive than the treasury stock method. If there is a loss from continuing operations, diluted earnings per common share (EPS) would be computed in the same manner as basic EPS is computed, even if the entity has net income after adjusting for discontinued operations. Thus, the inclusion of the potential common shares from the conversion of outstanding Series A Preferred Shares and the incremental shares assumed to be issued, determined under the two-class or treasury stock method weighted for the periods the non-vested shares were outstanding, in diluted EPS from continuing operations would have an anti-dilutive effect. Therefore, basic EPS and diluted EPS are the same for continuing operations, discontinued operations and net income. The components of the calculation of basic and diluted earnings/(loss) per common share in each of the periods comprising the accompanying unaudited interim condensed consolidated statements of comprehensive income are as follows:

	Six months ended June 30,	Six months ended June 30,
	2025	2026
Net income and comprehensive income from continuing operations	$2,911,314	$1,087,321
Net income/(loss) and comprehensive income/(loss) from discontinued operations	100,766	(2,479)
Net income and comprehensive income	$3,012,080	$1,084,842
Dividend on Series A Preferred Shares	(703,889)	(700,000)
Deemed dividend on Series A Preferred Shares	(1,557,952)	(1,628,891)
Undistributed and distributed earnings to non-vested participating securities	(54,831)	(2,907,000)
Net income/(loss) attributable to common shareholders, basic	$695,408	$(4,151,049)
Undistributed earnings to non-vested participating securities	54,831	—
Undistributed earnings reallocated to non-vested participating securities	(11,584)	—
Dividend on Series A Preferred Shares	703,889	—
Deemed dividend on Series A Preferred Shares	1,557,952	—
Net income/(loss) attributable to common shareholders, diluted	$3,000,496	$(4,151,049)
Weighted average number of common shares outstanding, basic	17,698,383	25,873,243
Effect of dilutive shares	71,285,000	—
Weighted average number of common shares outstanding, diluted	88,983,383	25,873,243
Earnings/(loss) per common share, basic, continuing operations	$0.034	$(0.160)
Earnings/(loss) per common share, diluted, continuing operations	$0.033	$(0.160)
Earnings/(loss) per common share, basic, discontinued operations	$0.006	$(0.0001)
Earnings/(loss) per common share, diluted, discontinued operations	$0.001	$(0.0001)
Earnings/(loss) per common share, basic, total	$0.040	$(0.160)
Earnings/(loss) per common share, diluted, total	$0.034	$(0.160)